Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in the carrying amount of other intangible assets

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 26.3)	(Note 26.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	54,874	37,836	17,049	5,249	18,872	(93,042)	(20,082)	20,756
Additions	1,040	—	10	—	139,180	(7,241)	(1,153)	131,836
Disposals	—	—	(3,558)	(72)	(51,796)	563	3,072	(51,791)
Exchange differences	(4,216)	—	(132)	(87)	(540)	3,580	1,236	(159)
Business disposal	—	—	—	—	—	—	—	—
Balance at December 31, 2021	51,698	37,836	13,369	5,090	105,716	(96,140)	(16,927)	100,642
Additions	910	—	23	522	113,159	(725)	—	113,889
Disposals	—	—	—	(20)	(96,869)	20	—	(96,869)
Exchange differences	(2,914)	—	(153)	(62)	(6,102)	2,536	830	(5,865)
Business disposal	—	—	—	—	—	—	—	—
Balance at December 31, 2022	49,694	37,836	13,239	5,530	115,904	(94,309)	(16,097)	111,797